Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 26, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following Pay versus Performance table sets forth information regarding PayPal’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules.
Amounts included as “compensation actually paid” do not represent the value of cash compensation and equity awards actually received by the NEOs, but rather is an amount calculated under SEC rules that includes, among other things, the year-over-year changes in the “fair value” of unvested equity-based awards. For discussion of how the Compensation Committee seeks to align pay with performance when making compensation decisions, please review the CD&A.

Year 1	Summary Compensation Table Total for PEO 2 (Chriss) ($)	Summary Compensation Table Total for PEO 2 (Schulman) ($)	Compensation Actually Paid to PEO 3 (Chriss)($)	Compensation Actually Paid to PEO 3 (Schulman) ($)	Average Summary Compensation Table Total for Non-PEO NEOs 2 ($)	Average Compensation Actually Paid to Non-PEO NEOs 3 ($)	Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ millions)	Revenue 6 ($ millions)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return 5 ($)

2023	41,916,754	22,138,954	46,350,840	18,991,635	10,976,852	9,423,987	57	151	4,246	29,771

2022	0	21,957,922	0	-87,002,457	10,367,818	-13,358,744	66	109	2,419	27,518

2021	0	32,070,353	0	13,504,312	14,799,891	10,020,976	174	165	4,169	25,371

2020	0	23,362,072	0	191,128,954	9,184,457	50,894,687	217	153	4,202	21,454

1
Mr. Chriss served as the Principal Executive Officer (“PEO”) from and after September 27, 2023. Mr. Schulman served as the Principal Executive Officer (“PEO”) in 2023 from January 1 through September 26 and for the
entirety of 2022, 2021 and 2022. PayPal’s other NEOs for the applicable years were as follows:

•	2023: Messrs. Karczmer, Kim and Jorgensen, and Mses. Miller, Alford, Gill and Rabinovitch
•	2022: Messrs. Jorgensen, Rainey, Britto, Auerbach and Karczmer, and Mses. Rabinovitch and Alford.
•	2021: Messrs. Rainey, Britto and Auerbach and Ms. Louise Pentland.
•	2020: Messrs. Rainey and Karczmer and Mses. Alford and Pentland.
2
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Chriss or Mr. Schulman, as applicable and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for PayPal’s non-PEO
NEOs reported for that applicable year, respectively.

3
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Chriss, Mr. Schulman and for the average of the other NEOs is set forth following the footnotes to this table.

4
Pursuant to SEC rules, the comparison assumes $100 was invested on December 31, 2019 and that dividends were reinvested during the measurement period. Historical stock price performance is not necessarily indicative of future stock price performance.

5	The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index.
6
As noted in the CD&A, the Compensation Committee determined that revenue was a key financial metric for PayPal’s performance and success and driver of stockholder value creation for 2023. By using revenue, together with the other performance goals used in our incentive programs, the Compensation Committee believes that the program reflected an appropriate balance with respect to incentivizing top-line
growth, profitability and cash flow generation. Revenue is as reported in PayPal’s 2023 Annual Report on Form
10-K.
PayPal has designated revenue as the Company-Selected Measure for 2023.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total 1 ($)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year 2 ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year 3 ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years 4 ($)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year 5 ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year 6 ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year 7 ($)	Equals Compensation Actually Paid($)

Mr. Chriss

2023	41,916,754	(41,137,646)	45,571,732	0	0	0	0	46,350,840

Mr. Schulman

2023	22,138,954	(20,020,698)	11,518,790	(601,647)	4,939,284	1,016,952	0	18,991,635

2022	21,957,922	(20,182,730)	6,295,563	(61,560,303)	-	(33,512,909)	-	(87,002,457)

2021	32,070,353	(29,920,381)	25,010,046	(30,072,494)	-	16,416,789	-	13,504,312

2020	23,362,072	(20,957,193)	61,706,781	126,774,395	-	242,899		191,128,954

Other NEOs (Average) 8

2023	10,976,852	(8,917,996)	7,946,593	(199,285)	0	(64,301)	(317,875)	9,423,987

2022	10,367,818	(8,894,035)	3,444,983	(8,905,483)	-	(5,839,653)	(3,532,373)	(13,358,744)

2021	14,799,891	(13,803,096)	10,435,216	(6,428,838)	-	5,017,803	-	10,020,976

2020	9,184,457	(7,819,391)	22,989,423	26,461,003	-	79,195	-	50,894,687

1	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
2	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
3
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

5
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Company Selected Measure Name			revenue
Named Executive Officers, Footnote
1
Mr. Chriss served as the Principal Executive Officer (“PEO”) from and after September 27, 2023. Mr. Schulman served as the Principal Executive Officer (“PEO”) in 2023 from January 1 through September 26 and for the
entirety of 2022, 2021 and 2022. PayPal’s other NEOs for the applicable years were as follows:

•	2023: Messrs. Karczmer, Kim and Jorgensen, and Mses. Miller, Alford, Gill and Rabinovitch
•	2022: Messrs. Jorgensen, Rainey, Britto, Auerbach and Karczmer, and Mses. Rabinovitch and Alford.
•	2021: Messrs. Rainey, Britto and Auerbach and Ms. Louise Pentland.
•	2020: Messrs. Rainey and Karczmer and Mses. Alford and Pentland.

Peer Group Issuers, Footnote			The Total Shareholder Return Peer Group consists of the companies included in the S&P Software and Services Select Industry Index.
Adjustment To PEO Compensation, Footnote
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total 1 ($)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year 2 ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year 3 ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years 4 ($)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year 5 ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year 6 ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year 7 ($)	Equals Compensation Actually Paid($)

Mr. Chriss

2023	41,916,754	(41,137,646)	45,571,732	0	0	0	0	46,350,840

Mr. Schulman

2023	22,138,954	(20,020,698)	11,518,790	(601,647)	4,939,284	1,016,952	0	18,991,635

2022	21,957,922	(20,182,730)	6,295,563	(61,560,303)	-	(33,512,909)	-	(87,002,457)

2021	32,070,353	(29,920,381)	25,010,046	(30,072,494)	-	16,416,789	-	13,504,312

2020	23,362,072	(20,957,193)	61,706,781	126,774,395	-	242,899		191,128,954

Other NEOs (Average) 8

2023	10,976,852	(8,917,996)	7,946,593	(199,285)	0	(64,301)	(317,875)	9,423,987

2022	10,367,818	(8,894,035)	3,444,983	(8,905,483)	-	(5,839,653)	(3,532,373)	(13,358,744)

2021	14,799,891	(13,803,096)	10,435,216	(6,428,838)	-	5,017,803	-	10,020,976

2020	9,184,457	(7,819,391)	22,989,423	26,461,003	-	79,195	-	50,894,687

1	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
2	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
3
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

5
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 10,976,852	$ 10,367,818	$ 14,799,891	$ 9,184,457
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,423,987	(13,358,744)	10,020,976	50,894,687
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total 1 ($)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year 2 ($)	Plus Fair Value at Fiscal Year- End of Outstanding and Unvested Stock Awards Granted in Fiscal Year 3 ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years 4 ($)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year 5 ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year 6 ($)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year 7 ($)	Equals Compensation Actually Paid($)

Mr. Chriss

2023	41,916,754	(41,137,646)	45,571,732	0	0	0	0	46,350,840

Mr. Schulman

2023	22,138,954	(20,020,698)	11,518,790	(601,647)	4,939,284	1,016,952	0	18,991,635

2022	21,957,922	(20,182,730)	6,295,563	(61,560,303)	-	(33,512,909)	-	(87,002,457)

2021	32,070,353	(29,920,381)	25,010,046	(30,072,494)	-	16,416,789	-	13,504,312

2020	23,362,072	(20,957,193)	61,706,781	126,774,395	-	242,899		191,128,954

Other NEOs (Average) 8

2023	10,976,852	(8,917,996)	7,946,593	(199,285)	0	(64,301)	(317,875)	9,423,987

2022	10,367,818	(8,894,035)	3,444,983	(8,905,483)	-	(5,839,653)	(3,532,373)	(13,358,744)

2021	14,799,891	(13,803,096)	10,435,216	(6,428,838)	-	5,017,803	-	10,020,976

2020	9,184,457	(7,819,391)	22,989,423	26,461,003	-	79,195	-	50,894,687

1	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
2	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
3
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

4
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

5
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

6
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and that vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

7
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

8	See footnote 1 in the Pay versus Performance table above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures which, in our assessment, represent the most important financial performance measures used by PayPal to link compensation actually paid to the NEOs for 2023:

•	revenue

•	non-GAAP operating margin

•	free cash flow
See the CD&A for a further description of the metrics used in PayPal’s executive compensation program.

Total Shareholder Return Amount			$ 57	66	174	217
Peer Group Total Shareholder Return Amount			151	109	165	153
Net Income (Loss)			$ 4,246,000,000	$ 2,419,000,000	$ 4,169,000,000	$ 4,202,000,000
Company Selected Measure Amount			29,771,000,000	27,518,000,000	25,371,000,000	21,454,000,000
PEO Name	Mr. Chriss
Measure:: 1
Pay vs Performance Disclosure
Name			revenue
Measure:: 2
Pay vs Performance Disclosure
Name			non-GAAP operating margin
Measure:: 3
Pay vs Performance Disclosure
Name			free cash flow
Mr. Chriss [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 41,916,754	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			46,350,840	0	0	0
Mr. Schulman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			22,138,954	21,957,922	32,070,353	23,362,072
PEO Actually Paid Compensation Amount			18,991,635	$ (87,002,457)	$ 13,504,312	$ 191,128,954
PEO Name		Mr. Schulman		Mr. Schulman	Mr. Schulman	Mr. Schulman
PEO | Mr. Chriss [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(41,137,646)
PEO | Mr. Chriss [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			45,571,732
PEO | Mr. Chriss [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Chriss [Member] | Fair Value As Of Prior Fiscal YearEnd Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Schulman [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(20,020,698)	$ (20,182,730)	$ (29,920,381)	$ (20,957,193)
PEO | Mr. Schulman [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,518,790	6,295,563	25,010,046	61,706,781
PEO | Mr. Schulman [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(601,647)	(61,560,303)	(30,072,494)	126,774,395
PEO | Mr. Schulman [Member] | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,939,284
PEO | Mr. Schulman [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,016,952	(33,512,909)	16,416,789	242,899
PEO | Mr. Schulman [Member] | Fair Value As Of Prior Fiscal YearEnd Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,917,996)	(8,894,035)	(13,803,096)	(7,819,391)
Non-PEO NEO | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,946,593	3,444,983	10,435,216	22,989,423
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(199,285)	(8,905,483)	(6,428,838)	26,461,003
Non-PEO NEO | Fair Value At Vesting Of Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(64,301)	(5,839,653)	$ 5,017,803	$ 79,195
Non-PEO NEO | Fair Value As Of Prior Fiscal YearEnd Of Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (317,875)	$ (3,532,373)